Investment Securities - Sales of Securities Available for Sale (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2017
Investments Debt And Equity Securities [Abstract]
Gross proceeds from sales	$ 3,351	$ 8,918
Realized losses from sales	(35)	(14)
Net realized gains (losses)	$ (35)	$ (14)